Goodwill and Intangible Assets, Net (Details) - Schedule of table presents changes in the goodwill balances - USD ($) $ in Thousands	3 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
Goodwill [Line Items]
Balance	$ 66,999	$ 71,164
Foreign currency translation	4,165	(733)
Balance	71,164	70,431
LATAM [Member]
Goodwill [Line Items]
Balance	36,305	40,470
Foreign currency translation	4,165	(733)
Balance	40,470	39,737
USA [Member]
Goodwill [Line Items]
Balance	30,694	30,694
Foreign currency translation
Balance	$ 30,694	$ 30,694